Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 24, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Mid Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica International Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Total Return
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Capital Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Multi-Managed Balanced
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica High Yield Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Government Money Market
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Asset Allocation - Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Small/Mid Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Asset Allocation - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Asset Allocation - Moderate Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Asset Allocation - Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Global Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Core Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica US Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Large Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica International Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Emerging Markets Debt
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Small Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Intermediate Muni
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Sustainable Equity Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica International Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica MLP & Energy Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica High Yield Muni
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Floating Rate
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Mid Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Inflation Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Intermediate Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Multi-Asset Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Mid Cap Value Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ClearTrack 2015
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ClearTrack 2020
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ClearTrack 2025
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ClearTrack 2030
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ClearTrack 2035
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ClearTrack 2040
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ClearTrack 2045
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ClearTrack 2050
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ClearTrack Retirement Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Asset Allocation Intermediate Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Stock Index
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Asset Allocation Long Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Asset Allocation Short Horizon
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Balanced II
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica High Quality Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Inflation-Protected Securities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Large Core
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Large Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Large Value Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ClearTrack 2055
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica ClearTrack 2060
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica International Stock
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Emerging Markets Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica Sustainable Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021

Transamerica High Yield ESG
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective immediately, the corresponding paragraph in the “Performance” section of the Prospectuses and Summary Prospectuses for the funds is deleted and replaced with the following:
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1‑888‑233‑4339.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2021